Quarterly Financial Information (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly financial information
Net revenues	$ 37,055	$ 35,021	$ 34,602	$ 32,689	$ 32,830	$ 31,932	$ 31,248	$ 30,751	$ 139,367	$ 126,761	$ 123,120
Gross profit	6,633	6,468	6,324	5,942	6,338	6,027	5,841	5,577	25,367	23,783	22,488
Operating profit	2,321	2,246	2,208	2,024	2,217	2,154	1,972	1,694	8,799	8,037	7,210
Income from continuing operations	1,322	948	1,246	1,129	1,266	1,255	1,125	954	4,645	4,600	3,869
Loss from discontinued operations, net of tax	(1)	0	0	0	(1)	(6)	(1)	0	(1)	(8)	(7)
Net income									4,644	4,592	3,862
Net loss attributable to noncontrolling interest									0	0	2
Net income attributable to CVS Health	$ 1,321	$ 948	$ 1,246	$ 1,129	$ 1,265	$ 1,249	$ 1,124	$ 954	$ 4,644	$ 4,592	$ 3,864
Basic earnings per share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 1.15	$ 0.82	$ 1.07	$ 0.96	$ 1.06	$ 1.03	$ 0.92	$ 0.77	$ 3.98	$ 3.78	$ 3.05
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Net income attributable to CVS Caremark (in dollars per share)	$ 1.15	$ 0.82	$ 1.07	$ 0.96	$ 1.06	$ 1.03	$ 0.92	$ 0.77	$ 3.98	$ 3.77	$ 3.04
Diluted earnings per share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 1.14	$ 0.81	$ 1.06	$ 0.95	$ 1.05	$ 1.02	$ 0.91	$ 0.77	$ 3.96	$ 3.75	$ 3.02
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Net income attributable to CVS Caremark (in dollars per share)	$ 1.14	$ 0.81	$ 1.06	$ 0.95	$ 1.05	$ 1.02	$ 0.91	$ 0.77	$ 3.96	$ 3.74	$ 3.02
Dividends per share	$ 0.275	$ 0.275	$ 0.275	$ 0.275	$ 0.225	$ 0.225	$ 0.225	$ 0.2250	$ 1.10	$ 0.9	$ 0.65
High
Diluted earnings per share:
NYSE Stock Price (in dollars per share)	$ 98.62	$ 82.57	$ 79.43	$ 76.36	$ 71.99	$ 62.36	$ 60.70	$ 56.07	$ 98.62	$ 71.99
Low
Diluted earnings per share:
NYSE Stock Price (in dollars per share)	$ 77.40	$ 74.69	$ 72.37	$ 64.95	$ 56.32	$ 56.68	$ 53.94	$ 49.00	$ 64.95	$ 49.00